Segment Reporting (Details) - Schedule of Information on Geographical Regions - AUD ($)	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Schedule of Information on Geographical Regions [Line Items]
Hyper-immune products revenue	$ 4,902,865	$ 1,804,705	$ 765,193
Revenue from external customers	4,902,865	1,804,705	765,193
Australia [Member] | Travelan [Member]
Schedule of Information on Geographical Regions [Line Items]
Hyper-immune products revenue	3,702,876	1,100,725	143,378
Revenue from external customers	3,702,876	1,100,725	143,378
Australia [Member] | Protectyn [Member]
Schedule of Information on Geographical Regions [Line Items]
Hyper-immune products revenue	43,487	59,960	57,415
Revenue from external customers	43,487	59,960	57,415
United States [Member] | Travelan [Member]
Schedule of Information on Geographical Regions [Line Items]
Hyper-immune products revenue	1,075,614	642,819	501,228
Revenue from external customers	1,075,614	642,819	501,228
Canada [Member] | Travelan [Member]
Schedule of Information on Geographical Regions [Line Items]
Hyper-immune products revenue	80,888	1,201	63,172
Revenue from external customers	$ 80,888	$ 1,201	$ 63,172